BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 225,971	$ 216,506
Prepaid expenses and deposits	8,236	8,214
Note receivable [note 3]	257,714	0
Total current assets	491,921	224,720
Non-current assets
Note receivable [note 3]	0	178,373
Total assets	491,921	403,093
Current liabilities
Accounts payable and accrued liabilities	10,935	10,935
Due to related parties, non-interest bearing [note 5]	92,562	38,628
Total current liabilities	103,497	49,563
Stockholders' equity [note 4]
Common stock Authorized 100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(3,805,655)	(3,840,549)
Total Stockholders' equity	388,424	353,530
Total liabilities and stockholders' equity	$ 491,921	$ 403,093